Cumulative Mandatorily Redeemable Financial Instruments (Details Narrative)			1 Months Ended						3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 23, 2025 $ / shares shares	Oct. 22, 2025 USD ($) $ / shares shares	Feb. 28, 2026 shares	Aug. 31, 2025 shares	Sep. 30, 2024 shares	Jun. 30, 2024 shares	Apr. 30, 2024 shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2026 $ / shares shares		Jun. 30, 2026 $ / shares shares		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 31, 2021 ₨ / shares
Debt instrument, face amount														$ 5,000.0
Common stock, par or stated value per share | $ / shares	$ 0.0001	$ 0.0001							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preference stock, par or stated value per share | $ / shares									$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Debt instrument, face amount													$ 1,048,000	$ 1,000,000
Preferred stock, dividend preference description													Preference Shares will be paid dividends before the Ordinary Shares. Preference shareholders will receive a 10% percent annual dividend on Preference Shares.
Common Stock [Member]
Debt instrument, face amount		$ 3,978,000
Number of shares issued | shares	588,235	408,639	974	666,662	7,500	7,500	7,500		19,741	[1],[2]	21,456	[1],[2]	745,896
Share Purchase Agreement [Member]
Debt instrument, face amount								$ 964,200
Annual coupon rate								10.00%
Redemption price percentage								200.00%
Effective interest rate								13.70%
Accrued dividend													$ 304,400	$ 238,300
Debt issuance cost													$ 13,700
Share Purchase Agreement [Member] | Redeemable Preferred Stock [Member]
Number of shares issued | shares								1,110,250
Preference stock, par or stated value per share | ₨ / shares															₨ 100
Share Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued | shares								39,750
Common stock, par or stated value per share | ₨ / shares															₨ 100

[1]	In connection with the consummation of the business combination, the Company adopted a new capital structure and amended the par value of its common stock from $0.00001 per share to $0.0001 per share. Accordingly, the historical equity presentation has been adjusted to reflect the revised par value of the Company’s common stock. The change resulted in a reclassification of amounts within stockholders’ deficit from additional paid-in capital to common stock to reflect the increased par value per share. This reclassification had no impact on total stockholders’ deficit.
[2]	The number of shares of convertible preferred stock, common stock and treasury stock issued and outstanding prior to the Merger have been retroactively adjusted by the Exchange Ratio to give effect to the reverse recapitalization treatment of the Merger.